Consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 141	$ 425
Cash equivalents	4	0
Trade and other receivables	3,038	3,006
Inventory	427	432
Contract assets	1,111	987
Contract costs	415	370
Prepaid expenses	194	244
Other current assets	190	329
Total current assets	5,520	5,793
Non-current assets
Contract assets	533	506
Contract costs	368	337
Property, plant and equipment	27,636	24,844
Intangible assets	13,352	13,205
Deferred tax assets	98	112
Investments in associates and joint ventures	698	798
Other non-current assets	1,274	847
Goodwill	10,667	10,658
Total non-current assets	54,626	51,307
Total assets	60,146	57,100
Current liabilities
Trade payables and other liabilities	3,954	3,941
Contract liabilities	683	703
Interest payable	227	196
Dividends payable	729	691
Current tax liabilities	303	253
Debt due within one year	3,881	4,645
Total current liabilities	9,777	10,429
Non-current liabilities
Contract liabilities	207	196
Long-term debt	22,415	19,760
Deferred tax liabilities	3,561	3,163
Post-employment benefit obligations	1,907	1,866
Other non-current liabilities	871	997
Total non-current liabilities	28,961	25,982
Total liabilities	38,738	36,411
Commitments and contingencies
EQUITY
Contributed surplus	1,178	1,170
Accumulated other comprehensive income	161	90
Deficit	(4,632)	(4,937)
Total equity attributable to BCE shareholders	21,074	20,363
Non-controlling interest	334	326
Total equity	21,408	20,689
Total liabilities and equity	60,146	57,100
Preferred shares
EQUITY
Shares	4,004	4,004
Common shares
EQUITY
Shares	$ 20,363	$ 20,036